SHAREHOLDERS' EQUITY (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Weighted Average:
Risk-free interest rate	1.58%	1.58%	2.33%
Expected lives (years)	10 years	10 years	10 years
Expected price volatility	293.78%	293.78%	172.85%
Dividend rate	0.00%	0.00%	0.00%
Forfeiture Rate	0.00%	0.00%	0.00%